Other comprehensive income (loss) and accumulated other comprehensive items (Tables)	9 Months Ended
Sep. 30, 2013
Other comprehensive income (loss) and accumulated other comprehensive items
Summary of other comprehensive loss and the changes in accumulated other comprehensive items

	Unrealized losses on marketable securities	Total accumulated other comprehensive items

Balance at December 31, 2012	$—	$—
Other comprehensive loss before reclassifications	(40,467)	(40,467)
Amounts reclassified from other comprehensive items	—	—

Other comprehensive loss	(40,467)	(40,467)

Balance at September 30, 2013	$(40,467)	$(40,467)